Mining rights (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017
Disclosure of detailed information about mining rights [line items]
Beginning of the year	¥ 1,646,271	[1]	¥ 1,646,271
Movement:
Addition	0		0
Impairment charge for the year	(135,085)		0
End of the year	¥ 1,511,186		1,646,271	[1]
Discount rate applied in determining the recoverable amounts of the mining rights	9.55%
Cost [member]
Disclosure of detailed information about mining rights [line items]
Beginning of the year	¥ 2,406,567		2,406,567
Movement:
End of the year	2,406,567		2,406,567
Accumulated impairment losses [member]
Disclosure of detailed information about mining rights [line items]
Beginning of the year	(760,296)		(760,296)
Movement:
End of the year	¥ (895,381)		¥ (760,296)

[1]	The Company and its subsidiaries have initially applied IFRS 15 and IFRS 9 at 1 January 2018. Under the transition methods chosen, comparative information is not restated. See Note 2(b).